GENERAL (Schedule of Results of Discontinued Operations) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summarized results of operations for TABS Brazil Ltda.:
Net income from discontinued operations	$ 177	$ 80	$ 73
Basic and diluted net income per Ordinary share from discontinued operations	$ 0.02	$ 0.02	$ 0.02